Schedule of Calculation of Basic and Diluted Net Income Per Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss	$ (136,190)	$ (25,382)	$ (425,126)	$ (148,810)	$ (330,683)	$ (9,002)
Weighted-average shares outstanding-Basic and diluted	229,000,001	228,874,286	229,000,001	183,313,981	206,846,971	27
-Basic and diluted	$ (0.0006)	$ (0.0001)	$ (0.0019)	$ (0.0008)	$ (0.0016)	$ (333.4074)